Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net loss	$ (3,586,220)	$ (6,192,529)	$ (5,635)			$ (9,778,749)
Benson Hill, Inc
Net loss	(27,419,000)			$ (12,749,000)		(49,766,000)	$ (24,828,000)	$ (67,159,000)	$ (43,910,000)	$ (18,089,000)
Foreign currency:
Comprehensive (loss)	70,000			(1,000)		(1,000)	(243,000)	(226,000)	(21,000)	(91,000)
Marketable securities:
Comprehensive income (loss)	358,000			183,000		271,000	(109,000)	(109,000)	374,000	(457,000)
Adjustment for net (gains) losses realized in net loss	(300,000)			178,000		(347,000)	170,000	223,000	(17,000)	41,000
Total other comprehensive income								114,000	357,000	(416,000)
Total other comprehensive income (loss)	128,000			360,000		(77,000)	(182,000)	(112,000)	336,000	(507,000)
Total comprehensive loss	$ (27,291,000)	$ (22,552,000)		$ (12,389,000)	$ (12,621,000)	$ (49,843,000)	$ (25,010,000)	$ (67,271,000)	$ (43,574,000)	$ (18,596,000)